Goldman Sachs MarketBeta Total International Equity ETF Investment Strategy - Goldman Sachs MarketBeta Total International Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, in depositary receipts representing securities included in its underlying index and in underlying stocks in respect of depositary receipts included in its underlying index. The Index is designed to measure the performance of equity securities of large and mid-capitalization equity issuers covering approximately the largest 85% of the free-float market capitalization in the global markets excluding the United States. It is calculated as a net total return index in U.S. dollars and weighted by free-float market capitalization. As of December 1, 2025, the Index consisted of 3,148 securities with a market capitalization range of between approximately $208.2 million and $1.6 trillion, and an average market capitalization of approximately $20.6 billion from issuers in the following countries: Australia, Austria, Belgium, Brazil, Canada, China, Chile, Colombia, Cyprus, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Kuwait, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Philippines, Poland, Portugal, Qatar, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, UAE and the United Kingdom. The components of the Index may change over time. The Index includes both developed and emerging markets. The percentage of the portfolio exposed to any asset class, country or geographic region will vary from time to time as the weightings of the securities within the Index change, and the Fund may not be invested in each asset class, country or geographic region at all times. Solactive AG (“Solactive” or the “Index Provider”) will generally deem an issuer to be located in a country if it is organized under the laws of the country and it is primarily listed in the country; in the event that these factors point to more than one country, the Index methodology provides for consideration of certain additional factors. The Index is normally reconstituted on a semi-annual basis in May and November. New securities from initial public offerings are also added on a semi-annual basis in February and August, subject to fulfillment of certain eligibility criteria. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Fund generally seeks to invest in the Index components in approximately the same weighting that such components have within the Index at the applicable time. However, under various circumstances, the Fund may not hold all of the securities in the Index in the approximate Index weight and may instead hold a sample of securities in the Index. There may also be instances in which the Investment Adviser may choose to underweight or overweight a security in the Fund’s Index, purchase securities not in the Fund’s Index that the Investment Adviser believes are appropriate to substitute for certain securities in such Index or utilize various combinations of other available investment techniques. The Index is owned and calculated by Solactive. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “Investment Company Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund may invest a larger percentage of its assets in fewer issuers than diversified funds. The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time. In managing the Fund, the Investment Adviser incorporates tax considerations into its investment process. Specifically, in seeking to track the underlying index, the Investment Adviser employs tax management strategies to seek tax efficiency for the Fund and its shareholders. These strategies generally seek to minimize taxable capital gain distributions to shareholders and include: ◼Use of the Fund’s in-kind redemption mechanism to effect changes to the portfolio; ◼Monitoring the portfolio and from time to time selecting positions to sell to realize short-term capital losses and creating loss carryforward positions that offset long-term and short-term capital gains; and ◼Use of tax lot selection to maximize tax efficiency. There is no guarantee that such tax management strategies will be effective or will materially reduce the amount of taxable capital gains distributed by the Fund to shareholders.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated.